Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2018	Nov. 30, 2017
Fair Value Disclosures [Abstract]
Derivative assets, gross amount	$ 0	$ 15
Derivative assets, gross amounts offset in the Balance Sheet	0	0
Derivative assets, net amount presented in balance sheet	0	15
Derivative assets, gross amounts not offset in the balance sheet	0	(8)
Derivative assets, net amounts	0	7
Derivative liabilities, gross amount	29	161
Derivative liabilities, gross amounts offset in the Balance Sheet	0	0
Derivative liabilities, net amount presented in balance sheet	29	161
Derivative liabilities, gross amounts not offset in the balance sheet	0	(8)
Derivative liabilities, net amounts	$ 29	$ 153